NOTE 4 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$87,059	$84,704
Furniture and fixtures	12,975	10,117
Subtotal	100,034	94,821
Less accumulated depreciation	(81,318)	(70,633)
Property and equipment, net	$18,716	$24,188

During the year ended December 31, 2017, the Company distributed equipment with a book value of $3,210 to a prior employee in connection with a settlement agreement.

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $11,698 and $10,475 for the years ended December 31, 2017 and 2016, respectively.